CONVERTIBLE DEBT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE DEBT
Beginning balance convertible notes	$ 100,000	$ 640,000
New notes		0
Payments	(100,000)	(525,000)
Conversion to common stock		(15,000)
Subtotal notes	0	100,000
Debt discount at year end	0	0
Convertible note payable net of discount	$ 0	$ 100,000